Commitments and Contingencies	9 Months Ended
Sep. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
12	COMMITMENTS AND CONTINGENCIES

The Group is subject to various legal proceedings and claims that arise in the ordinary course of the Group’s business.

On February 3, 2023, the Istanbul Otomobilciler Esnaf Odası, an association of taxi owners, filed a lawsuit against the Group before the Istanbul 14th Commercial Court regarding the Group’s ride-hailing and e-moped services, claiming that these services create unfair competition. The plaintiff also requested that the court prevent third parties from accessing these services through the Group’s website or mobile application.

In response, the court issued an order on March 6, 2023, blocking access to the ride-hailing service. The Group appealed this decision, and the injunction was lifted on June 20, 2023.

On July 19, 2024, following expert reports and hearings, the court ruled in favor of the plaintiff regarding the Group’s ride-hailing service but dismissed claims related to the Group’s motorcycle-hailing service. The court also issued an order blocking access to the Group’s ride-hailing application, but clarified that the order did not affect the Group’s other activities. The Group filed objections to the ruling on October 1, 2024, except for the part related to motorcycle-hailing.

The 14th Civil Chamber of the Istanbul Regional Court of Justice overturned the decision, stating that the expert reports were insufficient and that the court had failed to properly consider the defendant’s defenses. The case was sent back to the first instance court for retrial.

The Court of First Instance rendered its decision on June 24, 2026, and the reasoned decision was served on the Group on July 24, 2026. The Court of First Instance partially granted the plaintiffs’ claims, holding that the Group’s ride-hailing service constitutes unfair competition under the Turkish Commercial Code. It rejected the plaintiffs’ request for an interim injunction to block access to the Group’s website and mobile applications, dismissed the claims relating to the Group’s e-scooter and e-moped services and did not award any monetary damages. On September 7, 2026, the Group appealed the decision to the Istanbul Regional Court of Appeals (the “Regional Court”). The plaintiffs also appealed the decision.

On October 22, 2026, the Regional Court unanimously accepted the Group’s appeal, set aside the decision of the Court of First Instance and, ruling on the merits, dismissed the plaintiffs’ claims in both the main action and the consolidated action. The Regional Court also rejected the plaintiffs’ appeals, including their requests for interim measures to block access to the Group’s services.

In its reasoned decision, the Regional Court held, among other things, that the Group neither acts as a carrier nor directly provides transportation services, that the Group’s platform operates as a hosting provider under Turkish Law No. 5651 and that, absent legislation or administrative regulation prohibiting ride-sharing platforms or subjecting them to a license or permit requirement, such activity cannot be prohibited by a court decision. The Regional Court further concluded that the Group’s activities do not constitute unfair competition under the Turkish Commercial Code and that its advertising was not misleading.

The Regional Court’s decision is not final. As of November 9, 2026 these condensed consolidated interim financial statements, the plaintiffs have not yet appealed the decision to the Turkish Court of Cassation; however, the Group expects them to do so. The plaintiffs may appeal to the Court of Cassation within two weeks of service of the reasoned decision on them. If the Court of Cassation upholds the decision, the case will be dismissed in its entirety; if it overturns the decision, the matter will be sent back to the Regional Court for further proceedings.

All of the Group’s services, including ride-hailing, two-wheeled electric vehicle and delivery services, continue to operate without interruption.

Neither the Court of First Instance nor the Regional Court awarded any monetary damages and accordingly, no liability has been recognized in respect of this matter. An adverse final outcome could require the Group to discontinue or modify its ride-hailing service in Türkiye, which could adversely affect the Group’s business, financial condition and results of operations.

Further, the Group provides letters of guarantee to certain governmental authorities and service providers as security for its contractual obligations. These guarantees are generally issued by banks on behalf of the Group and are collateralized by cash deposits. As of September 30, 2026, the aggregate amount of outstanding letters of guarantee was US$69,609 (December 31, 2025: US$83,976).